Segmented Information - Detailed Report of Segments and Geographic Areas (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2019	Jan. 31, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Disclosure of operating segments [line items]
Net interest income	$ 2,460	$ 2,596	$ 2,476	$ 5,056	$ 4,949
Non-interest income	2,082	1,969	1,900	4,051	3,886
Revenue	4,542	4,565	4,376	9,107	8,835
Provision for (reversal of) credit losses	255	338	212	593	365
Amortization and impairment	178	171	162	349	328
Other non-interest expenses	2,410	2,589	2,355	4,999	4,767
Income (loss) before income taxes	1,699	1,467	1,647	3,166	3,375
Income taxes	351	285	328	636	728
Net income (loss)	1,348	1,182	1,319	2,530	2,647
Net income attributable to non-controlling interests	7	4	6	11	11
Net income attributable to equity shareholders	1,341	1,178	1,313	2,519	2,636
Average assets	633,556	620,599	594,340	626,970	592,309
Capital markets [member]
Disclosure of operating segments [line items]
Net interest income	255	286	371	541	800
Non-interest income	496	419	339	915	711
Revenue	751	705	710	1,456	1,511
Provision for (reversal of) credit losses		66	(9)	66	(25)
Amortization and impairment	1	1	1	2	2
Other non-interest expenses	371	367	375	738	750
Income (loss) before income taxes	379	271	343	650	784
Income taxes	100	70	94	170	213
Net income (loss)	279	201	249	480	571
Net income attributable to equity shareholders	279	201	249	480	571
Average assets	182,980	176,567	164,639	179,721	165,886
U.S. Commercial banking and wealth management [member]
Disclosure of operating segments [line items]
Net interest income	338	345	303	683	596
Non-interest income	137	134	126	271	265
Revenue	475	479	429	954	861
Provision for (reversal of) credit losses	11	16	11	27	25
Amortization and impairment	27	27	25	54	55
Other non-interest expenses	250	247	231	497	458
Income (loss) before income taxes	187	189	162	376	323
Income taxes	24	21	24	45	51
Net income (loss)	163	168	138	331	272
Net income attributable to equity shareholders	163	168	138	331	272
Average assets	47,939	46,710	41,283	47,314	40,840
Canadian Personal and Small Business Banking [member]
Disclosure of operating segments [line items]
Net interest income	1,540	1,567	1,489	3,107	3,006
Non-interest income	588	599	601	1,187	1,222
Revenue	2,128	2,166	2,090	4,294	4,228
Provision for (reversal of) credit losses	229	208	203	437	351
Amortization and impairment	25	23	24	48	48
Other non-interest expenses	1,097	1,304	1,068	2,401	2,142
Income (loss) before income taxes	777	631	795	1,408	1,687
Income taxes	207	168	211	375	447
Net income (loss)	570	463	584	1,033	1,240
Net income attributable to equity shareholders	570	463	584	1,033	1,240
Average assets	258,272	259,817	258,523	259,057	258,366
Canadian Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	293	320	275	613	543
Non-interest income	710	672	662	1,382	1,348
Revenue	1,003	992	937	1,995	1,891
Provision for (reversal of) credit losses	23	43	1	66	2
Amortization and impairment	2	2	3	4	5
Other non-interest expenses	528	513	508	1,041	1,029
Income (loss) before income taxes	450	434	425	884	855
Income taxes	122	115	115	237	231
Net income (loss)	328	319	310	647	624
Net income attributable to equity shareholders	328	319	310	647	624
Average assets	61,779	60,189	55,042	60,970	54,147
All other segments [member]
Disclosure of operating segments [line items]
Net interest income	34	78	38	112	4
Non-interest income	151	145	172	296	340
Revenue	185	223	210	408	344
Provision for (reversal of) credit losses	(8)	5	6	(3)	12
Amortization and impairment	123	118	109	241	218
Other non-interest expenses	164	158	173	322	388
Income (loss) before income taxes	(94)	(58)	(78)	(152)	(274)
Income taxes	(102)	(89)	(116)	(191)	(214)
Net income (loss)	8	31	38	39	(60)
Net income attributable to non-controlling interests	7	4	6	11	11
Net income attributable to equity shareholders	1	27	32	28	(71)
Average assets	$ 82,586	$ 77,316	$ 74,853	$ 79,908	$ 73,070